UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2024 JPY (¥)
Cash flows from operating activities
Net income	$ 1,531,982	¥ 226,687,267	¥ 225,071,834
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization expense	650,357	96,233,315	90,057,762
Loss on disposal of a subsidiary			753,900
Provision for expected credit loss	62,229	9,208,096	2,771,782
Loss on disposal of property and equipment	1,142	168,973
Accounts receivable written off as uncollectible	193	28,558
Provision for inventory impairment	2,867	424,180	3,403,261
Unrealized loss (gain) on short-term investment	(946)	(140,000)	168,000
Other non-cash expenses (income)	197,155	29,173,060	1,100,148
Deferred tax expense (benefit)	171,577	25,388,246	(39,664,246)
Changes in operating assets and liabilities
Accounts receivable, net	(315,021)	(46,613,686)	(1,051,687)
Inventories	22,214	3,286,945	(13,808,125)
Prepaid expenses	(134,182)	(19,854,842)	(105,900,505)
Long-term deposits	1,332	197,084	(6,998,055)
Amount due from a director			33,577,065
Other current assets	(158,850)	(23,505,064)	(25,969,080)
Other non-current assets	(45,243)	(6,694,591)	(10,722,988)
Accounts payable	(365,196)	(54,037,990)	(61,359,477)
Accrued liabilities	506,153	74,895,523	(204,167,728)
Contract liabilities	835,493	123,627,949	121,711,898
Operating lease liabilities	21,710	3,212,497	(400,151)
Income tax payable	(487,078)	(72,073,000)	(149,952,500)
Amount due to a director	(6,758)	(1,000,000)
Other current liabilities	(283,002)	(41,875,805)	36,020,082
Net cash (used in) provided by operating activities	2,208,128	326,736,715	(105,358,810)
Cash flows from investing activities
Cash outflow due to reduction in consolidated entities			(17,257,489)
Purchase of property and equipment	(287,884)	(42,598,215)	(11,926,248)
Purchase of intangible assets	(39,738)	(5,880,000)	(16,521,500)
Net cash used in investing activities	(327,622)	(48,478,215)	(45,705,237)
Cash flows from financing activities
Payment of finance lease liabilities	(435,483)	(64,438,481)	(43,259,590)
Proceeds from bank loans			250,000,000
Repayment of bank loans	(1,340,927)	(198,417,000)	(280,815,000)
Repayment of bond payable	(135,163)	(20,000,000)	(20,000,000)
Payment of deferred IPO costs	(657,445)	(97,282,052)	(129,983,403)
Net cash used in financing activities	(2,569,018)	(380,137,533)	(224,057,993)
Net decrease in cash	(688,512)	(101,879,033)	(375,122,040)
Cash at the beginning of period	17,155,874	2,538,554,638	2,729,282,346
Cash at the end of the period end	16,467,362	2,436,675,605	2,354,160,306
Supplementary cash flow information
Cash paid for income taxes	778,227	115,154,307	202,070,573
Cash paid for interest expenses	$ 83,300	¥ 12,325,868	¥ 11,651,537